CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Current
Cash and cash equivalents	$ 115,877	$ 246,954
Restricted cash and short-term deposits	22,356	27,306
Other current assets	22,413	26,105
Amount due from related parties	10,157	7,625
Inventories	4,010	3,506
Total Current Assets	174,813	311,496
Non-current
Restricted cash	149,603	155,627
Vessels and equipment and vessel under capital lease, net	1,660,251	1,694,868
Other non-current assets	66,788	73,206
Intangible assets, net	32,129	14,927
Amounts due from related parties	177,247	177,247
Total Assets	2,260,831	2,427,371
Current
Current portion of long-term debt and short-term debt	271,360	118,850
Current portion of obligation under capital lease	1,431	1,276
Other current liabilities	45,606	59,961
Total Current Liabilities	318,397	180,087
Non-current
Long-term debt	990,678	1,252,184
Obligation under capital lease	123,138	126,805
Other non-current liabilities	21,203	20,694
Total Liabilities	1,453,416	1,579,770
Partners' capital:
Common unitholders	545,047	585,440
Preferred unitholders	132,991	132,991
General partner interest	51,981	52,600
Total Partners' capital	730,019	771,031
Accumulated other comprehensive income	0	26
Total before non-controlling interests	730,019	771,057
Non-controlling interests	77,396	76,544
Total Equity	807,415	847,601
Total Liabilities and Equity	$ 2,260,831	$ 2,427,371